Investment instruments (Tables)	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Detail of Investment Instruments Measured at FVOCI

As of December 31, 2022 and 2021, the detail of financial instruments measured at FVTOCI and at amortized cost is as follows:

	As of December 31, 2022			As of December 31, 2021
	At FVTOCI	At amortized cost	Totals	At FVTOCI	At amortized cost	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt instruments	3,725,425	1,013,943	4,739,368	3,650,044	187,455	3,837,499
Equity instruments	9,865	—	9,865	10,406	—	10,406
Totals	3,735,290	1,013,943	4,749,233	3,660,450	187,455	3,847,905

Detail of Financial Instruments Measured at FVOCI

As of December 31, 2022 and 2021, the detail of financial instruments measured at FVTOCI and at amortized cost is as follows:

	As of December 31, 2022			As of December 31, 2021
	At FVTOCI	At amortized cost (1)	Totals	At FVTOCI	At amortized cost (1)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	2,227,029	—	2,227,029	1,918,659	—	1,918,659
Chilean Treasury bonds	618,208	854,361	1,472,569	1,060,379	—	1,060,379
Other I securities	126,669	—	126,669	123,991	—	123,991
Other local institutions financial instruments
Time deposits in local banks	114,567	—	114,567	—	—	—
Mortgage finance bonds	—	—	—	—	—	—
Chilean financial institutions bonds	—	—	—	119,302	—	119,302
Other local financial investments	90,790	—	90,790	15,840	—	15,840
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	311,319	—	311,319	45,386	—	45,386
Other foreign financial instruments	236,843	159,582	396,425	366,487	187,455	553,942
Investments not quoted in active markets			—			—
Corporate bonds	—	—	—	—	—	—
Equity instruments
Other financial instruments	9,865	—	9,865	10,406	—	10,406
Totals	3,735,290	1,013,943	4,749,233	3,660,450	187,455	3,847,905
(1)

Financial assets at amortized cost are presented net of allowances for credit loss further disclosures are presented under section “c) Impairment of debt instruments at fair value through other comprehensive income and at amortized cost”

Summary of Portfolio of Debt Securities Classified as Investment Instruments at Fair Value through Other Comprehensive Income Includes Impairment

As of December 31, 2022 and 2021 the portfolios of debt securities classified as investment instruments at fair value through other comprehensive income includes impairment movements as summarized below:

	Financial instruments at FVTOCI
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2022	(651)	—	—	(651)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	(125)	—	—	(125)
- Decreases due to change in credit risk	263	—	—	263
- Charge-Offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	3	—	—	3
New financial assets originated or purchased	(260)	—	—	(260)
Financial assets that have been derecognized	460	—	—	460
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	7	—	—	7
Ending balances as of December 31, 2022	(303)	—	—	(303)

	Financial instruments at FVTOCI
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2021	(911)	—	—	(911)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	(847)	—	—	(847)
- Decreases due to change in credit risk	487	—	—	487
- Charge-Offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	(93)	—	—	(93)
Financial assets that have been derecognized	715	—	—	715
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	(2)	—	—	(2)
Ending balances as of December 31, 2021	(651)	—	—	(651)

Summary of Portfolio of Investment Instruments at Amortized Cost Includes Impairment

As of December 31, 2022 and 2021 the portfolios of investment instruments at amortized cost includes impairment movements as summarized below:

	Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2022	(127)	—	—	(127)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	(1)	—	—	(1)
- Decreases due to change in credit risk	127	—	—	127
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	(35)	—	—	(35)
Financial assets that have been derecognized	—	—	—	—
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	2	—	—	2
Ending balances as of December 31, 2022	(34)	—	—	(34)

Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2021	(101)	—	—	(101)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	(121)	—	—	(121)
- Decreases due to change in credit risk	95	—	—	95
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased		—	—	—
Financial assets that have been derecognized		—	—	—
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of December 31, 2021	(127)	—	—	(127)

Schedule of Unrealized Gains and Losses on the FVTOCI Portfolio

Unrealized gains and losses of the FVTOCI portfolio as of December 31, 2022 and 2021 are detailed as follows:

	As of December 31, 2022				As of December 31, 2021
	Acquisition	Unrealized		Fair	Acquisition	Unrealized		Fair
	cost	Gain	Losses	value	cost	Gain	Losses	value

Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	2,226,666	635	(272)	2,227,029	1,918,411	533	(285)	1,918,659
Chilean Treasury bonds	625,317	46	(7,155)	618,208	1,181,443	737	(121,801)	1,060,379
Other government securities	141,221	—	(14,552)	126,669	125,372	812	(2,193)	123,991
Other local institutions financial instruments
Time deposits in local banks	115,391	148	(972)	114,567	—	—	—	—
Mortgage finance bonds	—	—	—	—	—	—	—	—
Chilean financial institutions bonds	—	—	—	—	121,983	49	(2,730)	119,302
Other local financial investments	94,583	—	(3,793)	90,790	15,992	80	(232)	15,840
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	323,937	16,085	(28,703)	311,319	30,336	15,332	(282)	45,386
Other foreign financial instruments	246,784	—	(9,941)	236,843	380,306	626	(14,445)	366,487
Investments not quoted in active markets
Corporate bonds	—	—	—	—	—	—	—	—
Equity instruments
Unlisted securities	8,274	1,591	—	9,865	6,987	3,419	—	10,406
Totals	3,782,173	18,505	(65,388)	3,735,290	3,780,830	21,588	(141,968)	3,660,450

Schedule of Portfolio of Equity Instruments at Fair Value through Comprehensive Income

As of December 31, 2022 and 2021 the portfolio of equity investment instruments at fair value through comprehensive income are detail as follows:

	2022	2021
Unlisted securities	MCh$	MCh$
Domestic entities
Stock Exchanges	4,197	3,703

Foreign entities
A.C.H Colombia	1,568	1,158
Redeban Multicolor S.A.	641	768
Cámara de Compensación Divisas de Colombia S.A. (1)	—	—
Cámara de Riesgo Central de Contraparte S.A	308	867
Bolsa de Valores de Colombia	569	900
Credibanco	2,568	2,994
Patrimonio Autónomo Fiducredicorp (Comisionista)	14	16
Totals	9,865	10,406

(1)     In August 2020, the Cámara de Compensación Divisas de Colombia S.A. participation was sold, corresponding to 2.43% of the total equity. (See note 24 on effects on equity)

Schedule of Amount Recognized in Profit and Loss

For the years ended December 31, 2022 and 2021, the following gains and losses were recognized in profit or loss and other comprehensive income:

	2022	2021
	MCh$	MCh$
Dividends from equity investments held at FVTOCI recognized in profit or loss	1,795	1,870
Related to investments derecognized during the period	(24,918)	(32,954)
Related to investments held at the end of the reporting period	—	—
Totals	(23,123)	(31,084)